Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash were comprised of the following (in thousands):

	December 31,
	2023	2022
Cash and cash equivalents	$127,965	$163,030
Restricted cash, non-current	8,185	8,185
Total cash, cash equivalents and restricted cash	$136,150	$171,215

Schedule of Property and Equipment Estimated Useful Life	Depreciation expense is recognized using the straight-line method over the useful life of the asset, which are as follows:

Estimated Useful Life (In Years)
Laboratory equipment	5
Computer equipment, furniture and office equipment	3
Leasehold improvements	Lesser of useful life or lease term